UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                            December 31, 2007

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hicks, Muse & Co. Partners, L.P.
Address:    200 Crescent Court, Suite 1600
            Dallas, Texas 75201

Form 13F File Number:               28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Hicks, Muse & Co. Partners, L.P.
By:      HM Partners Inc., its General Partner

Name:       David W. Knickel
Title:      Vice President and Chief Financial Officer
Phone:      (214) 740-7331

Signature, Place, and Date of Signing:

/s/ David W. Knickel            Dallas, Texas               January 24, 2008
-------------------------       --------------              ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:              $411,535
                                                     (thousands)



List of Other Included Managers:                     NONE
























                                       2

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
                                                     Amount and Type of Security
                                                    ----------------------------
                                                                                                                 Voting
                                                    Number                                                      Authority
                   Title                 Market     or                                                   -----------------------
    Name of        of        CUSIP       Value      Principal      SH/     Put/   Investment  Other
    Issuer         Class     Number      (x1,000)   Amount         PRN     Call   Discretion  Managers   Sole    Shared     None
-------------      -----     ------      --------   ---------    --------  -----  ----------  --------   ----   --------   -----

MercadoLibre Inc.  COM      58733R102   $139,614     1,889,734     SH               SOLE                1,889,734

Regency Energy     COM      75885Y107   $271,921     8,148,672     SH               SOLE                8,148,672
Partners LP


